Trade Receivables (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Trade Receivables [abstract]
Open accounts, net	₪ 118		₪ 163
Total	₪ 118	$ 34	₪ 163	$ 118